Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000244569 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000244569 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000244569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244569 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244569 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244569 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244569 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244569 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244569 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244569 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000244570 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244570 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244570 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244570 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000244570 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244570 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244570 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244570 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244570 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244570 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000244571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000244571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244571 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244571 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)